RECENTLY ISSUED ACCOUNTING STANDARDS RECENTLY ISSUED ACCOUNTING STANDARDS (Details) - USD ($) $ in Thousands	Jun. 30, 2016	Dec. 31, 2015
New Accounting Pronouncements and Changes in Accounting Principles [Abstract]
Debt issuance costs	$ 6,051	$ 5,797